SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Loss per share*
Net loss		$ (3,376,410)		$ (4,899,006)		$ (4,263,231)
Less: Net loss attributable to holdback shares		(88,006)
Net loss attributable to the Company’s shareholders		$ (3,288,404)		$ (4,899,006)		$ (4,263,231)
Basic		6,080,847	[1]	4,500,000	[2]	4,500,000	[2]
Diluted		6,080,847	[1]	4,500,000	[2]	4,500,000	[2]
Basic	[2]	$ (0.54)		$ (1.09)		$ (0.95)
Diluted	[2]	$ (0.54)		$ (1.09)		$ (0.95)

[1]	Excluding 450,000 holdback shares subject to surrender and forfeiture.
[2]	Retroactively restated to reflect the reverse recapitalization as described in Note 4.